SCHEDULE OF INVESTMENT IN ASSOCIATE (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Notes and other explanatory information [abstract]
Beginning of financial year		$ 195,073	$ 239,424
Share of post-acquisition (losses)/profit		13,765	(31,198)
Currency realignment		12,112	(13,153)
End of financial year	$ 161,726	$ 220,950	$ 195,073